UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1.    Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

RICE HALL JAMES SMALL CAP PORTFOLIO

RICE HALL JAMES MICRO CAP PORTFOLIO

Investment Adviser:

Rice Hall James & Associates, LLC

The Advisors’ Inner Circle Fund	RHJ FUNDS April 30, 2023

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-474-5669; and (ii) on the SEC’s website at https://www.sec.gov.

The Advisors’ Inner Circle Fund	RHJ SMALL CAP PORTFOLIO April 30, 2023 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.0%

	Shares	Value

CONSUMER DISCRETIONARY — 14.4%
Bowlero*	21,300	$311,619
Chuy’s Holdings*	8,200	286,016
Five Below*	1,500	296,040
Fox Factory Holding*	1,500	166,305
Monro	4,700	229,736
Papa John’s International	2,800	209,412
Skyline Champion*	2,700	200,259
Topgolf Callaway Brands*	9,100	201,747

		1,901,134

CONSUMER STAPLES — 1.6%
Primo Water	14,000	212,660

ENERGY — 5.0%
Clean Energy Fuels*	39,100	166,957
Denbury*	3,500	326,830
Helix Energy Solutions Group*	22,300	161,675

		655,462

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ SMALL CAP PORTFOLIO April 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — 2.7%

Columbia Banking System	9,830	$209,969

Live Oak Bancshares	6,200	146,072

		356,041

HEALTH CARE — 23.3%

Azenta*	3,800	165,262

DocGo*	16,500	140,250

Encompass Health	3,400	218,110

Ensign Group	2,900	281,561

Haemonetics*	3,200	267,872

Harmony Biosciences Holdings*	6,400	206,336

Heska*	1,900	222,604

Lantheus Holdings*	2,900	247,805

ModivCare*	1,900	120,840

Neogen*	7,900	136,038

NextGen Healthcare*	16,100	269,514

Omnicell*	3,700	224,849

Pacira BioSciences*	3,700	167,647

Progyny*	4,200	139,608

STAAR Surgical*	3,800	267,786

		3,076,082

INDUSTRIALS — 23.8%

Albany International, Cl A	3,500	319,235

API Group*	10,800	245,808

Construction Partners, Cl A*	9,500	246,430

Evoqua Water Technologies*	5,200	257,140

GATX	3,000	341,730

Griffon	9,600	273,120

Hub Group, Cl A*	2,200	165,880

ICF International	3,000	342,000

Tetra Tech	2,000	276,740

V2X*	3,900	168,480

Vicor*	3,298	141,715

WNS Holdings ADR*	3,948	355,991

		3,134,269

INFORMATION TECHNOLOGY — 20.9%

A10 Networks	15,900	224,826

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ SMALL CAP PORTFOLIO April 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued

Axcelis Technologies*	2,100	$248,430

Fabrinet*	2,700	256,365

Model N*	7,413	228,321

Napco Security Technologies*	3,900	120,900

Power Integrations	3,100	225,618

PowerSchool Holdings, Cl A*	13,800	288,144

Progress Software	7,900	433,552

PROS Holdings*	4,700	133,339

Rambus*	6,100	270,474

Viavi Solutions*	17,900	160,384

Zuora, Cl A*	21,600	168,264

		2,758,617

MATERIALS — 5.3%

Materion	2,300	249,113

Mativ Holdings	8,700	168,519

Osisko Gold Royalties	17,500	284,550

		702,182

TOTAL COMMON STOCK (Cost $11,361,449)		12,796,447

SHORT-TERM INVESTMENT(A) — 2.6%

First American Government Obligations Fund, Cl X , 4.830% (Cost $340,892)	340,892	340,892

TOTAL INVESTMENTS— 99.6% (Cost $11,702,341)		$13,137,339

Percentages are based on Net Assets of $13,196,437.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2023.

ADR             American Depositary Receipt

Cl                 Class

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ SMALL CAP PORTFOLIO April 30, 2023 (Unaudited)

As of April 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. GAAP.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO April 30, 2023 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK†† — 97.8%

	Shares	Value

COMMUNICATION SERVICES — 1.2%

Thryv Holdings*	15,300	$343,638

CONSUMER DISCRETIONARY — 11.8%

Chuy’s Holdings*	16,071	560,556

Funko, Cl A*	23,240	229,146

Green Brick Partners*	15,776	587,972

Johnson Outdoors, Cl A	4,102	237,916

Lindblad Expeditions Holdings*	31,731	358,878

ONE Group Hospitality*	37,661	294,886

XPEL*	6,040	441,282

Xponential Fitness, Cl A*	14,436	477,543

Zumiez*	16,027	280,232

		3,468,411

CONSUMER STAPLES — 2.2%

elf Beauty*	6,951	644,775

ENERGY — 2.1%

Clean Energy Fuels*	65,223	278,502

DMC Global*	17,200	325,768

		604,270

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO April 30, 2023 (Unaudited)

COMMON STOCK†† — continued

	Shares	Value

FINANCIALS — 4.1%

Federal Agricultural Mortgage, Cl C	3,900	$519,831

Guaranty Bancshares	5,729	138,126

Live Oak Bancshares	10,392	244,836

Trico Bancshares	8,200	293,642

		1,196,435

HEALTH CARE — 24.6%

Accuray*	85,646	286,058

Cerus*	68,373	157,942

Computer Programs & Systems*	7,900	204,452

Cutera*	9,913	226,016

DocGo*	55,500	471,750

Heska*	4,467	523,354

iRadimed	8,778	365,428

LeMaitre Vascular	10,479	565,866

Mesa Laboratories	1,804	300,384

ModivCare*	4,116	261,778

NextGen Healthcare*	28,200	472,068

Pennant Group*	36,600	507,642

Simulations Plus	12,742	531,978

Surmodics*	10,286	236,989

Tactile Systems Technology*	27,655	504,151

U.S. Physical Therapy	4,214	448,622

UFP Technologies*	5,239	722,144

Utah Medical Products	4,616	437,781

		7,224,403

INDUSTRIALS — 29.8%

AerSale*	22,446	363,176

Alamo Group	3,150	556,700

Allied Motion Technologies	14,162	487,456

CBIZ*	9,051	476,897

Construction Partners, Cl A*	16,921	438,931

CRA International	4,196	441,168

Douglas Dynamics	14,500	424,995

Ducommun*	8,350	417,500

Energy Recovery*	28,414	640,167

Exponent	4,606	423,982

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO April 30, 2023 (Unaudited)

COMMON STOCK†† — continued

	Shares	Value

INDUSTRIALS — continued

Healthcare Services Group	23,607	$368,505

Huron Consulting Group*	5,031	426,579

Liquidity Services*	26,500	346,355

Montrose Environmental Group*	11,116	338,594

MYR Group*	4,054	518,871

Quest Resource Holding*	49,582	266,503

Radiant Logistics*	55,575	366,795

Shyft Group	12,054	302,314

Sterling Infrastructure*	14,791	546,084

Thermon Group Holdings*	22,500	467,550

Vicor*	3,104	133,379

		8,752,501

INFORMATION TECHNOLOGY — 18.3%

A10 Networks	36,065	509,959

Absolute Software	47,021	365,823

Axcelis Technologies*	3,559	421,030

Cambium Networks*	21,600	327,024

Clearfield*	4,466	195,075

Harmonic*	37,992	535,307

Luna Innovations*	61,896	388,707

MagnaChip Semiconductor*	29,282	260,024

Model N*	10,733	330,577

Napco Security Technologies*	6,600	204,600

nLight*	35,069	307,555

Perficient*	5,669	368,031

PROS Holdings*	10,600	300,722

Vishay Precision Group*	13,300	499,282

Zuora, Cl A*	47,354	368,888

		5,382,604

MATERIALS — 3.8%

American Vanguard	20,916	402,633

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO April 30, 2023 (Unaudited)

COMMON STOCK†† — continued

	Shares	Value

MATERIALS — continued

Haynes International	7,546	$354,737

Mativ	18,800	364,156

		1,121,526

TOTAL COMMON STOCK (Cost $24,498,768)		28,738,563

SHORT-TERM INVESTMENT(A) — 2.9%

First American Government Obligations Fund, Cl X , 4.830% (Cost $853,910)	853,910	853,910

TOTAL INVESTMENTS— 100.7% (Cost $25,352,678)		$29,592,473

Percentages are based on Net Assets of $29,382,766.
*	Non-income producing security.
††	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	The rate reported is the 7-day effective yield as of April 30, 2023.

Cl            Class

As of April 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. GAAP.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ FUNDS April 30, 2023 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Small Cap Portfolio	Micro Cap Portfolio

Assets:

Investments at Value (Cost $11,702,341 and $25,352,678, respectively)	$13,137,339	$29,592,473

Receivable for Investment Securities Sold	126,658	123,150

Due from Investment Adviser	6,741	1,467

Dividends Receivable	4,332	4,848

Receivable for Capital Shares Sold	1,392	2,416

Reclaim Receivable	185	—

Prepaid Expenses	8,624	13,646

Total Assets	13,285,271	29,738,000

Liabilities:

Payable for Investment Securities Purchased	65,479	259,018

Transfer Agent Fees Payable	13,842	42,046

Payable to Administrator	3,771	8,558

Audit Fees Payable	2,505	20,858

Payable to Trustees	1,965	3,864

Chief Compliance Officer Fees Payable	1,272	3,997

Payable for Capital Shares Redeemed	—	14,475

Other Accrued Expenses	—	2,418

Total Liabilities	88,834	355,234

Net Assets	$13,196,437	$29,382,766

Net Assets Consist of:

Paid-in Capital	$11,429,888	$22,599,282

Total Distributable Earnings	1,766,549	6,783,484

Net Assets	$13,196,437	$29,382,766

Institutional Class Shares:

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,441,334	1,111,678

Net Asset Value,

Per share — Institutional Class	$9.16	$26.43	*

*	Redemption price per share may be less if the shares are redeemed less than 90 days from the date of purchase. See Note 2 of the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ FUNDS For the six months ended April 30, 2023 (Unaudited)

STATEMENTS OF OPERATIONS

	Small Cap Portfolio	Micro Cap Portfolio

Investment Income

Dividends	$49,948	$134,010

Less: Foreign Taxes Withheld	(1,472)	(2,149)

Total Investment Income	48,476	131,861

Expenses

Investment Advisory Fees	57,302	133,513

Administration Fees	21,479	52,905

Trustees’ Fees	6,565	16,482

Chief Compliance Officer Fees	1,800	3,550

Transfer Agent Fees	35,165	81,478

Registration and Filing Fees	10,521	12,057

Legal Fees	6,821	17,382

Audit Fees	6,557	11,797

Custodian Fees	2,486	2,758

Printing Fees	2,365	5,080

Other Expenses	7,703	18,174

Expenses Before Expense Waiver, Reimbursement and Fees Paid Indirectly	158,764	355,176

Less:

Waiver of Investment Advisory Fees	(57,302)	(129,027)

Reimbursement from Adviser	(27,267)	—

Fees Paid Indirectly(1)	(2,947)	(14,057)

Net Expenses After Expense Waiver, Reimbursement and Fees Paid Indirectly	71,248	212,092

Net Investment Loss	(22,772)	(80,231)

Net Realized Gain on Investments	452,065	3,001,183

Net Change in Unrealized Appreciation (Depreciation) on Investments	(439,352)	(4,091,817)

Total Net Realized and Unrealized Gain (Loss) on Investments	12,713	(1,090,634)

Net Decrease in Net Assets Resulting from Operations	$(10,059)	$(1,170,865)

(1)  See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ SMALL CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

Operations:

Net Investment Loss	$(22,772)	$(27,644)

Net Realized Gain on Investments	452,065	468,762

Net Change in Unrealized Appreciation (Depreciation) on Investments	(439,352)	(3,260,849)

Net Decrease in Net Assets Resulting in Operations	(10,059)	(2,819,731)

Distributions	(417,501)	(521,648)

Capital Share Transactions:

Issued	177,113	592,354

Reinvestment of Distributions	412,258	517,159

Redeemed	(1,989,773)	(2,705,376)

Net Decrease in Net Assets from Capital Share Transactions	(1,400,402)	(1,595,863)

Total Decrease in Net Assets	(1,827,962)	(4,937,242)

Net Assets:
Beginning of Period/Year	15,024,399	19,961,641

End of Period/Year	$13,196,437	$15,024,399

Shares Issued and Redeemed:

Issued	18,670	59,540

Reinvestment of Distributions	46,011	47,100

Redeemed	(210,789)	(276,493)

Net Decrease in Shares Outstanding from Share Transactions	(146,108)	(169,853)

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

Operations:

Net Investment Loss	$(80,231)	$(334,290)

Net Realized Gain on Investments	3,001,183	2,686,482

Net Change in Unrealized Appreciation (Depreciation) on Investments	(4,091,817)	(10,032,877)

Net Decrease in Net Assets Resulting in Operations	(1,170,865)	(7,680,685)

Distributions	(2,708,038)	(10,288,639)

Capital Share Transactions:

Issued	185,840	6,346,308

Reinvestment of Distributions	2,271,441	9,122,498

Redemption Fees(1)	201	657

Redeemed	(14,270,822)	(7,224,598)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(11,813,340)	8,244,865

Total Decrease in Net Assets	(15,692,243)	(9,724,459)

Net Assets:
Beginning of Period/Year	45,075,009	54,799,468

End of Period/Year	$29,382,766	$45,075,009

Shares Issued and Redeemed:
Issued	6,608	206,656

Reinvestment of Distributions	87,195	264,497

Redeemed	(506,622)	(222,145)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(412,819)	249,008

(1)  See Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

				Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year

		Years Ended October 31,
	Six Months Ended April 30, 2023 (Unaudited)	2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period/Year	$9.46	$11.36		$7.74		$8.05		$10.99		$11.16

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.01)	(0.02)		(0.06)		(0.03)		(0.03)		(0.05)
Net Realized and Unrealized Gain (Loss)	(0.02)	(1.58)		3.68		(0.28)		(0.45)		0.60

Total from Investment Operations	(0.03)	(1.60)		3.62		(0.31)		(0.48)		0.55

Distributions from:
Net Realized Gain	(0.27)	(0.30)		—		—		(2.45)		(0.72)
Return of Capital	—	—		—		—		(0.01)		—

Total Distributions	(0.27)	(0.30)		—		—		(2.46)		(0.72)

Net Asset Value, End of Period/Year	$9.16	$9.46		$11.36		$7.74		$8.05		$10.99

Total Return†	(0.25)%	(14.47)%		46.77%		(3.85)%		(0.80)%		5.00%

Ratios and Supplemental Data Net Assets, End of Period/Year (Thousands)	$13,196	$15,024		$19,962		$14,305		$40,601		$45,107
Ratio of Net Expenses to Average Net Assets	1.00%(2)*	1.00%	(2)	1.00%	(2)	1.00%	(2)	1.00%	(2)	1.00%	(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	2.22%*	2.03%		1.88%		1.83%		1.77%		1.68%
Ratio of Net Investment Loss to Average Net Assets	(0.32)%*	(0.16)%		(0.56)%		(0.40)%		(0.42)%		(0.41)%
Portfolio Turnover Rate†	15%	39%		52%		65%		84%		103%

*	Annualized.

†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the year or period.

(1)	Per share calculations were performed using average shares for the year or period.

(2)

The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have decreased by 4 basis points (bps), 2 bps, 3 bps, 5 bps, 1 bps, and 5 bps, respectively.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

				Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year

			Years Ended October 31,
	Six Months Ended April 30, 2023 (Unaudited)		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period/Year	$29.57		$42.96	$26.69	$28.01	$35.85	$38.16

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.06)		(0.23)	(0.35)	(0.19)	(0.20)	(0.28)
Net Realized and Unrealized Gain (Loss)	(0.91)		(5.08)	16.62	(0.82)	(0.93)	2.23

Total from Investment Operations	(0.97)		(5.31)	16.27	(1.01)	(1.13)	1.95

Redemption Fees	—^		—^	—^	0.01	—^	—^

Distributions from:
Net Realized Gain	(2.17)		(8.08)	—	(0.32)	(6.71)	(4.26)

Total Distributions	(2.17)		(8.08)	—	(0.32)	(6.71)	(4.26)

Net Asset Value, End of Period/Year	$26.43		$29.57	$42.96	$26.69	$28.01	$35.85

Total Return†	(3.17)%		(15.03)%	60.96%	(3.65)%	(0.55)%	5.84%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$29,383		$45,075	$54,799	$37,948	$44,898	$52,201
Ratio of Net Expenses to Average Net Assets	1.25%(2)	*	1.25%(2)	1.25%(2)	1.25%(2)	1.25%(2)	1.25%(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	2.00%	*	1.76%	1.56%	1.65%	1.54%	1.39%
Ratio of Net Investment Loss to Average Net Assets	(0.45)%*		(0.72)%	(0.90)%	(0.76)%	(0.68)%	(0.78)%
Portfolio Turnover Rate†	15%		43%	40%	69%	67%	64%

*	Annualized.

^	Value is less than $0.005 per share.

†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the year or period.

(1)	Per share calculations were performed using average shares for the year or period.

(2)

The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have decreased by 8 basis points (bps), 2 bps, 1 bps, 2 bps, 2 bps, and 1 bps, respectively.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ FUNDS April 30, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997, as amended on May 15, 2012 and August 18, 2020. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 28 funds. The financial statements herein are those of the Rice Hall James Small Cap Portfolio (“Small Cap Portfolio”) and Rice Hall James Micro Cap Portfolio (“Micro Cap Portfolio”) (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of the Small Cap Portfolio is maximum capital appreciation. The Small Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. small cap companies with market capitalizations that, at the time of initial purchase, fall within the range of the companies in the Russell 2000 Index at reconstitution each June. The investment objective of the Micro Cap Portfolio is maximum capital appreciation. The Micro Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. micro cap companies that, at the time of initial purchase, fall within the range of companies in the Russell Microcap Index at reconstitution each June. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or approximately 4:00

The Advisors’ Inner Circle Fund	RHJ FUNDS April 30, 2023 (Unaudited)

pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded, it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

Rule 2a-5 under the 1940 Act, permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations.

Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through a Fair Value Committee established by the Adviser and approved the Adviser’s Fair Value Procedures for the Funds.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2023, there were no securities valued in accordance with the fair value procedures.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value

The Advisors’ Inner Circle Fund	RHJ FUNDS April 30, 2023 (Unaudited)

per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session of the exchange on which the security is principally traded.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speed, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indicator of the risk associated with investing in these securities.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Advisors’ Inner Circle Fund	RHJ FUNDS April 30, 2023 (Unaudited)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” (i.e., a greater than 50% probability) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2023, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. Each Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Redemption Fees — The Micro Cap Portfolio imposes a 2.00% redemption fee on the value of Institutional Class shares redeemed fewer than 90 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The Micro Cap Portfolio imposed redemption fees of $201 and $657 for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively.

The Advisors’ Inner Circle Fund	RHJ FUNDS April 30, 2023 (Unaudited)

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4. Administration, Distribution, Commission Recapture, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended April 30, 2023, the Small Cap Portfolio and Micro Cap Portfolio incurred fees of $21,479 and $52,905, respectively, for these services.

The Funds direct, via a network of executing brokers, certain fund trades to the Distributor, who pays a portion of the Funds’ expenses. Under this arrangement, the Small Cap Portfolio and the Micro Cap Portfolio had expenses reduced by $616 and $11,060, respectively, savings that were used to pay administrative expenses. These amounts are included in “Fees Paid Indirectly” on the Statements of Operations.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds’ transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Rice Hall James & Associates, LLC (the “Adviser”). These fees are disclosed on the Statements of Operations as Shareholder Servicing fees, if applicable.

DST Systems, Inc. serves as the transfer agent and dividend-disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Advisors’ Inner Circle Fund	RHJ FUNDS April 30, 2023 (Unaudited)

The Funds may earn cash management credits that can be used to offset transfer agent expenses. During the six months ended April 30, 2023, the Small Cap Portfolio and the Micro Cap Portfolio earned credits of $2,331 and $2,997, respectively, which were used to offset transfer agent expenses. These amounts are included in “Fees Paid Indirectly” on the Statements of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. For its services, the Small Cap Portfolio and the Micro Cap Portfolio have a fee calculated at an annual rate of 0.80% and 0.75% of each Fund’s average daily net assets, respectively. The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and non-routine expenses (collectively “excluded expenses”)) from exceeding certain levels as set forth below until February 28, 2023. Refer to waiver of investment advisory fees on the Statements of Operations for fees waived for the six months ended April 30, 2023. In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee reduction and/or expense reimbursement and (ii) at the time of the recoupment.

RHJ Fund	Contractual Expense Limitation
Small Cap Portfolio	1.00%
Micro Cap Portfolio	1.25%

The Advisors’ Inner Circle Fund	RHJ FUNDS April 30, 2023 (Unaudited)

As of April 30, 2023, the Adviser may seek as reimbursement of previously reduced fees for the Funds as follows:

RHJ Fund	Expiring 2024	Expiring 2025	Expiring 2026	Total

Small Cap Portfolio	$158,632	$166,533	$172,474	$497,639

Micro Cap Portfolio	168,357	182,742	265,761	616,860

6. Investment Transactions:

For the six months ended April 30, 2023, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

RHJ Fund	Purchases	Sales

Small Cap Portfolio	$ 2,121,350	$ 4,030,276

Micro Cap Portfolio	5,353,892	19,579,928

There were no purchases or sales of long-term U.S. Government Securities.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. The permanent differences primarily consist of net of operating loss offset against short term capital gains.

The permanent difference that is credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2022 is primarily related to net operating losses.

	Distributable Earnings	Paid-in Capital

Small Cap Portfolio	$ 108,270	$ (108,270)

Micro Cap Portfolio	490,710	(490,710)

These reclassifications have no impact on net assets or net asset value per share.

The Advisors’ Inner Circle Fund	RHJ FUNDS April 30, 2023 (Unaudited)

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

RHJ Fund	Ordinary Income	Long-Term Capital Gains	Total

Small Cap Portfolio

2022	$—	$521,648	$521,648

2021	—	—	—

Micro Cap Portfolio

2022	1,098,674	9,189,965	10,288,639

2021	—	—	—

As of October 31, 2022, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

RHJ Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Late-Year Loss Deferral	Unrealized Appreciation	Total Distributable Earnings

Small Cap Portfolio	$—	$417,459	$(20,123)	$1,796,773	$2,194,109

Micro Cap Portfolio	—	2,707,993	(259,435)	8,213,829	10,662,387

Late-year loss deferrals represent ordinary losses realized on investment transactions from January 1, 2022 through October 31, 2022, that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, the difference between Federal tax cost and book cost is due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2023, were as follows:

RHJ Fund	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation

Small Cap Portfolio	$11,702,341	$2,257,253	$(822,255)	$1,434,998

Micro Cap Portfolio	25,352,678	7,023,934	(2,784,139)	4,239,795

8. Concentration of Risks:

Equity Risk (Small Cap Portfolio, Micro Cap Portfolio) — Since the Funds purchase equity securities, the Funds are subject to equity risk, or the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and accordingly the value of the Funds’ equity securities may

The Advisors’ Inner Circle Fund	RHJ FUNDS April 30, 2023 (Unaudited)

fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Small-Capitalization Company Risk (Small Cap Portfolio, Micro Cap Portfolio) — The small-capitalization companies in which the Funds will invest may be more vulnerable to adverse business or economic events as compared to larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have comparatively limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Growth Style Risk (Small Cap Portfolio, Micro Cap Portfolio) — The Funds pursue a “growth style” of investing, meaning that the Funds invest in equity securities of companies that the Adviser believes can potentially offer above-average rates of earnings growth and that therefore may experience stock price increases that exceed the increases observed in the benchmark or in the stock’s peer universe. Over time and in different market environments, growth-style investing may fall in or out of favor, and in the latter case, the Funds may underperform other equity funds that rely on different investing styles or pursue different objectives.

Micro-Capitalization Company Risk (Micro Cap Portfolio) — Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, as compared to the volume of information available about larger peers, there may be less public information available about these companies. Micro-capitalization stock prices may be more volatile than stock prices corresponding to large-, mid- and small-capitalization companies, and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

Market Risk (Small Cap Portfolio, Micro Cap Portfolio) — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Funds invest may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors,

The Advisors’ Inner Circle Fund	RHJ FUNDS April 30, 2023 (Unaudited)

and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Funds invest, which in turn could negatively impact the Funds’ performance and cause losses on your investment in the Funds.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Funds. A more complete description of risks associated with the Funds is included in the prospectus and statement of additional information.

9. Other:

At April 30, 2023, the percentage of total shares outstanding held by a limited number of shareholders for each Fund, (shareholder segments comprised of omnibus accounts that were held on behalf of individual shareholders), each owning 10% or greater of the aggregate shares outstanding, was as follows:

RHJ Fund	No. of Shareholders	% Ownership

Small Cap Portfolio	2	53%
Micro Cap Portfolio	1	43%

10. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, remote, based on experience, the risk of loss from such claims is considered remote.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments to the financial statements were required.

This page intentionally left blank.

The Advisors’ Inner Circle Fund	RHJ FUNDS April 30, 2023

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, you hold an investment that is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period (November 1, 2022 through April 30, 2023).

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses, after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — and does NOT represent your Fund’s actual return — the account values shown may not apply to your specific investment.

The Advisors’ Inner Circle Fund	RHJ FUNDS April 30, 2023

DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratios	Expenses Paid During Period*

Actual Fund Return

Small Cap Portfolio	$1,000.00	$997.50	1.00%	$4.95

Micro Cap Portfolio	$1,000.00	968.30	1.25	6.10

Hypothetical 5% Return

Small Cap Portfolio	$1,000.00	$1,019.84	1.00%	$5.01

Micro Cap Portfolio	1,000.00	1,018.60	1.25	6.26

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period shown).

This page intentionally left blank.

This page intentionally left blank.

The Rice Hall James Funds

P.O. Box 219009

Kansas City, MO 64121

866-474-5669

www.rhjfunds.com

Adviser:

Rice Hall James & Associates, LLC

600 West Broadway, Suite 1000

San Diego, CA 92101

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

RHJ-SA-001-2200

(b)	Not applicable.

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 7, 2023

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller, and CFO

Date: July 7, 2023